Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Operating Activities
Net income	$ 1,296	$ 527	$ 380
Less: Cash received from contingent sale proceeds		(133)	(150)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	302	368	383
Amortization	84	94	114
Impairment charges	21	28	314
Net (gain) loss on business dispositions	(1,305)	(138)	1
Increase (decrease) in deferred income taxes	187	527	(83)
Pension payments, net of expense	(80)	(211)	(232)
Debt extinguishment costs	55
Other	(20)	22	90
Change in current assets and liabilities, net of businesses acquired and sold
Trade accounts receivable	105	55	23
Inventories	(202)	52	90
Other current assets	(43)	(27)	(47)
Accounts payable	62	43	(126)
Accrued liabilities	(170)	19	110
Accrued taxes	155	(274)	33
Net cash from operating activities	447	952	900
Investing Activities
Purchases of property and equipment	(337)	(373)	(357)
Purchase of software and other intangibles	(18)	(12)	(22)
Acquisitions of businesses and investments	(119)		(10)
Dispositions of businesses and investments	2,305	204	53
Deposit on business disposition	203
Cash received from contingent sale proceeds		133	150
Cash received from (used in) derivative transactions	81	(26)	(138)
Sales of assets	14	22	38
Net cash used in investment activities	2,129	(52)	(286)
Financing Activities
Issuances of common stock	52	13	1
Purchases of common stock	(1,313)	(500)	(103)
Borrowings of other debt	1,054	466	439
Repayments of other debt	(1,431)	(492)	(541)
Net change in financing with less than 90-day maturities	172	20	(261)
Payments of dividends	(285)	(308)	(302)
Net cash used in financing activities	(1,751)	(801)	(767)
Effect of changes in foreign exchange rates on cash	286	(103)	(172)
Increase (decrease) in cash and equivalents	1,111	(4)	(325)
Add: Cash balance of discontinued operations at beginning of year		8	2
Less: Cash balance of discontinued operations at end of year			8
Cash and equivalents at beginning of year	955	951	1,282
Cash and equivalents at end of year	2,066	955	951
Supplemental Cash Flow Data:
Cash paid for restructuring charges	177	135	86
Cash contributions to pension plans	124	332	306
Cash paid for income taxes	$ 325	$ 427	$ 273